Loans Measured at Amortized Cost the Changes in Deferred Loan Origination Fees and Costs(Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Deferred Loan Origination Fees And Costs Line Items [Line Items]
Beginning		₩ 728,270		₩ 753,126
Reconciliation Of Changes In Deferred Loan Origination Fees And Costs Abstract [Abstract]
Increase		527,072		432,797
Decrease		(504,372)		(457,652)
Business combination		(38,741)
Others		4,098		(1)
Ending		716,327		728,270
Deferred loan origination costs
Deferred Loan Origination Fees And Costs Line Items [Line Items]
Beginning		741,683		784,017
Reconciliation Of Changes In Deferred Loan Origination Fees And Costs Abstract [Abstract]
Increase		555,389		443,450
Decrease		(536,901)		(485,784)
Business combination		9,376
Others		0		0
Ending		769,547		741,683
Loans in Korean won
Deferred Loan Origination Fees And Costs Line Items [Line Items]
Beginning		645,305		664,237
Reconciliation Of Changes In Deferred Loan Origination Fees And Costs Abstract [Abstract]
Increase		502,044		387,420
Decrease		(473,392)		(406,352)
Business combination		0
Others		0		0
Ending		673,957		645,305
Others
Deferred Loan Origination Fees And Costs Line Items [Line Items]
Beginning		96,378	[1]	119,780
Reconciliation Of Changes In Deferred Loan Origination Fees And Costs Abstract [Abstract]
Increase		53,345	[1]	56,030
Decrease		(63,509)	[1]	(79,432)
Business combination	[1]	9,376
Others		0	[1]	0
Ending	[1]	95,590		96,378
Deferred loan origination fees
Deferred Loan Origination Fees And Costs Line Items [Line Items]
Beginning		13,413		30,891
Reconciliation Of Changes In Deferred Loan Origination Fees And Costs Abstract [Abstract]
Increase		28,317		10,653
Decrease		(32,529)		(28,132)
Business combination		48,117
Others		(4,098)		1
Ending		53,220		13,413
Loans in Korean won
Deferred Loan Origination Fees And Costs Line Items [Line Items]
Beginning		8,600		9,055
Reconciliation Of Changes In Deferred Loan Origination Fees And Costs Abstract [Abstract]
Increase		6,681		7,238
Decrease		(6,133)		(7,693)
Business combination		0
Others		0		0
Ending		9,148		8,600
Others
Deferred Loan Origination Fees And Costs Line Items [Line Items]
Beginning		4,813	[2]	21,836
Reconciliation Of Changes In Deferred Loan Origination Fees And Costs Abstract [Abstract]
Increase		21,636	[2]	3,415
Decrease		(26,396)	[2]	(20,439)
Business combination	[2]	48,117
Others		(4,098)	[2]	1
Ending	[2]	₩ 44,072		₩ 4,813

[1]	Includes deferred loan origination costs to credit card receivables, loans for installment credit and financial lease receivables.
[2]	Includes deferred loan origination fees to loans in foreign currencies from PT Bank Bukopin TBK and PRASAC Microfinance Institution Limited.